Filed pursuant to Rule 497(e)
                                             under the Securities Act of 1933,
                                                                   as amended.
                                                            File No. 002-71299
                                                            File No. 811-03153

                                                           INSTITUTIONAL FUNDS


                       FRANK RUSSELL INVESTMENT COMPANY
                         SUPPLEMENT TO THE PROSPECTUS
                              DATED MAY 1, 1998
                  AS SUPPLEMENTED THROUGH AUGUST 17, 1998

Effective August 20, 1998, Frank Russell Investment Company makes the following changes to the Institutional Funds' Prospectus.

In the section captioned "General Management of the Funds," the following is added as a new second paragraph:

            "On August 10, 1998, Frank Russell Company and The Northwestern Mutual Life Insurance Company ("Northwestern Mutual") announced that they had agreed that Northwestern Mutual would acquire Frank Russell Company, the sole shareholder of Frank Russell Investment Management Company. Frank Russell Company and Northwestern Mutual have signed a definitive purchase agreement, and it is expected that the transaction will be finalized at the end of 1998. Frank Russell Company will retain its identity and operating independence, and will continue to operate globally as a separate company."

In the section captioned "How to Purchase Shares---Paying for Shares," the second paragraph shall be revised to read in its entirety as follows:

            "Cash, third party checks and checks drawn on credit card accounts generally will not be accepted. However exceptions may be made by prior special arrangement with certain Financial Intermediaries."

In the section captioned "How to Redeem Shares," the first paragraph shall be revised to read in its entirety as follows:

            "Shares of the Funds may be redeemed on any business day the Funds are open at the next net asset value per share calculated after receipt of an order in proper form (defined in the "Written Instructions" section). Payment will ordinarily be made within seven days after receipt of your request in proper form. Shares recently purchased by check may not be available for liquidation for 15 days following the purchase to assure payment has been collected."

Equity II Fund will be managed by the following money managers:

      Delphi Management, Inc., 30 Rowes Wharf, Suite 440, Boston, MA 02110, is 100% owned by Scott Black.

      Fiduciary International, Inc., 2 World Trade Center, New York, NY 10048, an investment adviser registered with the SEC, is an indirect wholly-owned subsidiary of Fiduciary Trust Company International, a New York state chartered bank.

      GlobeFlex Capital, L.P., 4365 Executive Drive, Suite 720, San Diego, CA 92121, is a California limited partnership and an SEC registered investment adviser. Its general partners are Robert J. Anslow, Jr. and Marina L. Marelli.

      Jacobs Levy Equity Management, Inc., 280 Corporate Center, 3 ADP Boulevard, Roseland, NJ 07068, is 100% owned by Bruce Jacobs and Kenneth Levy.

      Sirach Capital Management, Inc., One Union Square, Suite 3323, 600 Union Street, Seattle, WA 98101, is a wholly-owned subsidiary of United Asset Management Company, a publicly traded corporation.

      Wellington Management Company LLP, 75 State Street, Boston, MA 02109, is a private Massachusetts limited liability partnership, of which the following persons are managing partners: Robert W. Doran, Duncan M. McFarland and John R. Ryan.

      Westpeak  Investment  Advisors,  L.P.,  1011 Walnut  Street,  Suite 400,
      Boulder, CO 80302, is indirectly controlled by Metropolitan Life Insurance Company.

                  The date of this supplement is August 17, 1998.

                                                 Filed pursuant to Rule 497(e)
                                             under the Securities Act of 1933,
                                                                   as amended.

                                                            File No. 002-71299
                                                            File No. 811-03153

                                                      LIFEPOINTS FUNDS


                       FRANK RUSSELL INVESTMENT COMPANY
                         SUPPLEMENT TO THE PROSPECTUS
                              DATED MAY 1, 1998
                   AS SUPPLEMENTED THROUGH AUGUST 17, 1998


Effective August 20, 1998, Frank Russell Investment Company makes the following changes to the LifePoints Funds' Prospectus.

In the section captioned "General Management of the Underlying Funds and the LifePoints Funds," the following is added as a new second paragraph:

            "On August 10, 1998, Frank Russell Company and The Northwestern Mutual Life Insurance Company ("Northwestern Mutual") announced that they had agreed that Northwestern Mutual would acquire Frank Russell Company, the sole shareholder of Frank Russell Investment Management Company. Frank Russell Company and Northwestern Mutual have signed a definitive purchase agreement, and it is expected that the transaction will be finalized at the end of 1998. Frank Russell Company will retain its identity and operating independence, and will continue to operate globally as a separate company."

In the section captioned "How to Purchase LifePoints Funds Shares---Paying for Shares," the second paragraph shall be revised to read in its entirety as follows:

            "Cash, third party checks and checks drawn on credit card accounts generally will not be accepted. However exceptions may be made by prior special arrangement with certain Financial Intermediaries."

In the section captioned "How to Redeem Shares," the first paragraph shall be revised to read in its entirety as follows:

            "Shares of the Funds may be redeemed on any business day the Funds are open at the next net asset value per share calculated after receipt of an order in proper form (defined in the "Written Instructions" section). Payment will ordinarily be made within seven days after receipt of your request in proper form. Shares recently purchased by check may not be available for liquidation for 15 days following the purchase to assure payment has been collected."

Special Growth Fund will be managed by the following money managers:

      Delphi Management, Inc., 30 Rowes Wharf, Suite 440, Boston, MA 02110, is 100% owned by Scott Black.

      Fiduciary International, Inc., 2 World Trade Center, New York, NY 10048, an investment adviser registered with the SEC, is an indirect wholly-owned subsidiary of Fiduciary Trust Company International, a New York state chartered bank.

      GlobeFlex Capital, L.P., 4365 Executive Drive, Suite 720, San Diego, CA 92121, is a California limited partnership and an SEC registered investment adviser. Its general partners are Robert J. Anslow, Jr. and Marina L. Marelli.

      Jacobs Levy Equity Management, Inc., 280 Corporate Center, 3 ADP Boulevard, Roseland, NJ 07068, is 100% owned by Bruce Jacobs and Kenneth Levy.

      Sirach Capital Management, Inc., One Union Square, Suite 3323, 600 Union Street, Seattle, WA 98101, is a wholly-owned subsidiary of United Asset Management Company, a publicly traded corporation.

      Wellington Management Company LLP, 75 State Street, Boston, MA 02109, is a private Massachusetts limited liability partnership, of which the following persons are managing partners: Robert W. Doran, Duncan M. McFarland and John R. Ryan.

      Westpeak  Investment  Advisors,  L.P.,  1011 Walnut  Street,  Suite 400,
      Boulder, CO 80302, is indirectly controlled by Metropolitan Life Insurance Company.

                  The date of this supplement is August 17, 1998.

                                                 Filed pursuant to Rule 497(e)
                                             under the Securities Act of 1933,
                                                                   as amended.

                                                            File No. 002-71299
                                                            File No. 811-03153

                                                               SPECIALTY FUNDS

                       FRANK RUSSELL INVESTMENT COMPANY
                        SUPPLEMENT TO THE PROSPECTUS
                              DATED MAY 1, 1998
                   AS SUPPLEMENTED THROUGH AUGUST 17, 1998


Effective August 20, 1998, Frank Russell Investment Company makes the following changes to the Specialty Funds' Prospectus.

In the section captioned "General Management of the Funds," the following is added as a new second paragraph:

            "On August 10, 1998, Frank Russell Company and The Northwestern Mutual Life Insurance Company ("Northwestern Mutual") announced that they had agreed that Northwestern Mutual would acquire Frank Russell Company, the sole shareholder of Frank Russell Investment Management Company. Frank Russell Company and Northwestern Mutual have signed a definitive purchase agreement, and it is expected that the transaction will be finalized at the end of 1998. Frank Russell Company will retain its identity and operating independence, and will continue to operate globally as a separate company."

In the section captioned "How to Purchase Shares---Paying for Shares," the second paragraph shall be revised to read in its entirety as follows:

            "Cash, third party checks and checks drawn on credit card accounts generally will not be accepted. However exceptions may be made by prior special arrangement with certain Financial Intermediaries."

In the section captioned "How to Redeem Shares," the first paragraph shall be revised to read in its entirety as follows:

            "Shares of the Funds may be redeemed on any business day the Funds are open at the next net asset value per share calculated after receipt of an order in proper form (defined in the "Written Instructions" section). Payment will ordinarily be made within seven days after receipt of your request in proper form. Shares recently purchased by check may not be available for liquidation for 15 days following the purchase to assure payment has been collected."

Limited Volatility Tax Free Fund will be managed by the following money managers:

      MFS Institutional Advisors, Inc., 500 Boylston Street, Boston, MA 02116, is a wholly-owned, indirect subsidiary of Sun Life Assurance Company of Canada (US), a mutual insurance company.

      Standish, Ayer & Wood, Inc., One Financial Center, Boston, MA 02111, is a company whose ownership is divided among seventeen directors, with no director having more than a 25% ownership interest.

                  The date of this supplement is August 17, 1998.

                                                 Filed pursuant to Rule 497(e)
                                             under the Securities Act of 1933,
                                                                   as amended.

                                                            File No. 002-71299
                                                            File No. 811-03153

                                                                 CLASS S FUNDS

                       FRANK RUSSELL INVESTMENT COMPANY
                        SUPPLEMENT TO THE PROSPECTUS
                              DATED MAY 1, 1998
                   AS SUPPLEMENTED THROUGH AUGUST 17, 1998

Effective August 20, 1998, Frank Russell Investment Company makes the following changes to the Class S Funds' Prospectus.

In the section captioned "General Management of the Funds," the following is added as a new second paragraph:

            "On August 10, 1998, Frank Russell Company and The Northwestern Mutual Life Insurance Company ("Northwestern Mutual") announced that they had agreed that Northwestern Mutual would acquire Frank Russell Company, the sole shareholder of Frank Russell Investment Management Company. Frank Russell Company and Northwestern Mutual have signed a definitive purchase agreement, and it is expected that the transaction will be finalized at the end of 1998. Frank Russell Company will retain its identity and operating independence, and will continue to operate globally as a separate company."

In the section captioned "How to Purchase Shares---Paying for Shares," the second paragraph shall be revised to read in its entirety as follows:

            "Cash, third party checks and checks drawn on credit card accounts generally will not be accepted. However exceptions may be made by prior special arrangement with certain Financial Intermediaries."

In the section captioned "How to Redeem Shares," the first paragraph shall be revised to read in its entirety as follows:

            "Shares of the Funds may be redeemed on any business day the Funds are open at the next net asset value per share calculated after receipt of an order in proper form (defined in the "Written Instructions" section). Payment will ordinarily be made within seven days after receipt of your request in proper form. Shares recently purchased by check may not be available for liquidation for 15 days following the purchase to assure payment has been collected."

Special Growth Fund will be managed by the following money managers:

      Delphi Management, Inc., 30 Rowes Wharf, Suite 440, Boston, MA 02110, is 100% owned by Scott Black.

      Fiduciary International, Inc., 2 World Trade Center, New York, NY 10048, an investment adviser registered with the SEC, is an indirect wholly-owned subsidiary of Fiduciary Trust Company International, a New York state chartered bank.

      GlobeFlex Capital, L.P., 4365 Executive Drive, Suite 720, San Diego, CA 92121, is a California limited partnership and an SEC registered investment adviser. Its general partners are Robert J. Anslow, Jr. and Marina L. Marelli.

      Jacobs Levy Equity Management, Inc., 280 Corporate Center, 3 ADP Boulevard, Roseland, NJ 07068, is 100% owned by Bruce Jacobs and Kenneth Levy.

      Sirach Capital Management, Inc., One Union Square, Suite 3323, 600 Union Street, Seattle, WA 98101, is a wholly-owned subsidiary of United Asset Management Company, a publicly traded corporation.

      Wellington Management Company LLP, 75 State Street, Boston, MA 02109, is a private Massachusetts limited liability partnership, of which the following persons are managing partners: Robert W. Doran, Duncan M. McFarland and John R. Ryan.

      Westpeak  Investment  Advisors,  L.P.,  1011 Walnut  Street,  Suite 400,
      Boulder, CO 80302, is indirectly controlled by Metropolitan Life Insurance Company.

                  The date of this supplement is August 17, 1998.

                                                 Filed pursuant to Rule 497(e)
                                             under the Securities Act of 1933,
                                                                   as amended.

                                                            File No. 002-71299
                                                            File No. 811-03153

                                                                 CLASS E FUNDS


                       FRANK RUSSELL INVESTMENT COMPANY
                        SUPPLEMENT TO THE PROSPECTUS
                              DATED MAY 1, 1998
                   AS SUPPLEMENTED THROUGH AUGUST 17, 1998

Effective August 20, 1998, Frank Russell Investment Company makes the following changes to the Class E Funds' Prospectus.

In the section captioned "General Management of the Funds," the following is added as a new second paragraph:

            "On August 10, 1998, Frank Russell Company and The Northwestern Mutual Life Insurance Company ("Northwestern Mutual") announced that they had agreed that Northwestern Mutual would acquire Frank Russell Company, the sole shareholder of Frank Russell Investment Management Company. Frank Russell Company and Northwestern Mutual have signed a definitive purchase agreement, and it is expected that the transaction will be finalized at the end of 1998. Frank Russell Company will retain its identity and operating independence, and will continue to operate globally as a separate company."

In the section captioned "How to Purchase Shares---Paying for Shares," the second paragraph shall be revised to read in its entirety as follows:

            "Cash, third party checks and checks drawn on credit card accounts generally will not be accepted. However exceptions may be made by prior special arrangement with certain Financial Intermediaries."

In the section captioned "How to Redeem Shares," the first paragraph shall be revised to read in its entirety as follows:

            "Shares of the Funds may be redeemed on any business day the Funds are open at the next net asset value per share calculated after receipt of an order in proper form (defined in the "Written Instructions" section). Payment will ordinarily be made within seven days after receipt of your request in proper form. Shares recently purchased by check may not be available for liquidation for 15 days following the purchase to assure payment has been collected."

Special Growth Fund will be managed by the following money managers:

      Delphi Management, Inc., 30 Rowes Wharf, Suite 440, Boston, MA 02110, is 100% owned by Scott Black.

      Fiduciary International, Inc., 2 World Trade Center, New York, NY 10048, an investment adviser registered with the SEC, is an indirect wholly-owned subsidiary of Fiduciary Trust Company International, a New York state chartered bank.

      GlobeFlex Capital, L.P., 4365 Executive Drive, Suite 720, San Diego, CA 92121, is a California limited partnership and an SEC registered investment adviser. Its general partners are Robert J. Anslow, Jr. and Marina L. Marelli.

      Jacobs Levy Equity Management, Inc., 280 Corporate Center, 3 ADP Boulevard, Roseland, NJ 07068, is 100% owned by Bruce Jacobs and Kenneth Levy.

      Sirach Capital Management, Inc., One Union Square, Suite 3323, 600 Union Street, Seattle, WA 98101, is a wholly-owned subsidiary of United Asset Management Company, a publicly traded corporation.

      Wellington Management Company LLP, 75 State Street, Boston, MA 02109, is a private Massachusetts limited liability partnership, of which the following persons are managing partners: Robert W. Doran, Duncan M. McFarland and John R. Ryan.

      Westpeak  Investment  Advisors,  L.P.,  1011 Walnut  Street,  Suite 400,
      Boulder, CO 80302, is indirectly controlled by Metropolitan Life Insurance Company.

                  The date of this supplement is August 17, 1998.

                                                 Filed pursuant to Rule 497(e)
                                             under the Securities Act of 1933,
                                                                   as amended.

                                                            File No. 002-71299
                                                            File No. 811-03153

                       FRANK RUSSELL INVESTMENT COMPANY
                              SUPPLEMENT TO THE
                     STATEMENT OF ADDITIONAL INFORMATION
                              DATED MAY 1, 1998
                   AS SUPPLEMENTED THROUGH AUGUST 17, 1998

In the section captioned "Trustees and Officers" under "Structure and Governance," effective August 20, 1998, the Treasurer and Chief Accounting Officer will be the following person:

      Mark E. Swanson, 34, Treasurer and Chief Accounting Officer. Treasurer and Chief Accounting Officer, Russell Insurance Funds; Interim Director, Finance and Operations, Frank Russell Trust Company; Senior Vice President and Assistant Fund Treasurer, SSgA Funds (investment company); Interim Director of Fund Administration and Accounting, Frank Russell Investment Management Company; Manager, Funds Accounting and Taxes, Russell Fund Distributors, Inc. April 1996 to August 1998, Assistant Treasurer, Frank Russell Investment Company; August 1996 to August 1998, Assistant Treasurer, Russell Insurance Funds. November 1995 to July 1998, Assistant Secretary, the Seven Seas Series Fund. February 1997 to July 1998, Manager, Funds Accounting and Taxes, Frank Russell Investment Management Company.

In the section captioned "Consultant" under "Operation of the Investment Company," the following is added as a new second paragraph:

      "On August 10, 1998, Frank Russell Company and The Northwestern Mutual Life Insurance Company ("Northwestern Mutual") announced that they had agreed that Northwestern Mutual would acquire Frank Russell Company, the sole shareholder of Frank Russell Investment Management Company. Frank Russell Company and Northwestern Mutual have signed a definitive purchase agreement, and it is expected that the transaction will be finalized at the end of 1998. Frank Russell Company will retain its identity and operating independence, and will continue to operate globally as a separate company."

                The date of this supplement is August 17, 1998.

                                                 Filed pursuant to Rule 497(e)
                                             under the Securities Act of 1933,
                                                                   as amended.

                                                            File No. 002-71299
                                                            File No. 811-03153


                       FRANK RUSSELL INVESTMENT COMPANY
                            SUPPLEMENT TO THE
                             LIFEPOINTS FUNDS
                    STATEMENT OF ADDITIONAL INFORMATION
                              DATED MAY 1, 1998
                   AS SUPPLEMENTED THROUGH AUGUST 17, 1998

In the section captioned "Trustees and Officers" under "Structure and Governance," effective August 20, 1998, the Treasurer and Chief Accounting Officer will be the following person:

      Mark E. Swanson, 34, Treasurer and Chief Accounting Officer. Treasurer and Chief Accounting Officer, Russell Insurance Funds; Interim Director, Finance and Operations, Frank Russell Trust Company; Senior Vice President and Assistant Fund Treasurer, SSgA Funds (investment company); Interim Director of Fund Administration and Accounting, Frank Russell Investment Management Company; Manager, Funds Accounting and Taxes, Russell Fund Distributors, Inc. April 1996 to August 1998, Assistant Treasurer, Frank Russell Investment Company; August 1996 to August 1998, Assistant Treasurer, Russell Insurance Funds. November 1995 to July 1998, Assistant Secretary, the Seven Seas Series Fund. February 1997 to July 1998, Manager, Funds Accounting and Taxes, Frank Russell Investment Management Company.

In the section captioned "Consultant" under "Operation of the Investment Company," the following is added as a new second paragraph:

      "On August 10, 1998, Frank Russell Company and The Northwestern Mutual Life Insurance Company ("Northwestern Mutual") announced that they had agreed that Northwestern Mutual would acquire Frank Russell Company, the sole shareholder of Frank Russell Investment Management Company. Frank Russell Company and Northwestern Mutual have signed a definitive purchase agreement, and it is expected that the transaction will be finalized at the end of 1998. Frank Russell Company will retain its identity and operating independence, and will continue to operate globally as a separate company."

                  The date of this supplement is August 17, 1998.


a:frk-sup